Gain on Disposal of Subsidiary (Details Narrative) - USD ($)	Jul. 29, 2021	Dec. 15, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number Of Common Stocks Exchanged During Period		52,732,969
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Notes Payable		$ 900,000	$ 1,020,139	$ 874,728	$ 2,106,996
Civil Penalty Amount	$ 10,000
Red Earth LLC [Member]
Ownership Percentage		100.00%